Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Entity File Number	000-15006
Entity Registrant Name	Celldex Therapeutics, Inc.
Entity Central Index Key	0000744218
Entity Tax Identification Number	13-3191702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Perryville III Building, 53 Frontage Road, Suite 220
Entity Address, City or Town	Hampton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08827
City Area Code	908
Local Phone Number	200-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	CLDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false